OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2013	2012	2011
Net increase/(decrease) in fair value of non-designated derivatives	7,726	6,493	(3,696)
Net cash payments on non-designated derivatives	(2,653)	(179)	68
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	224	1,466	(780)
Other items	(3,294)	(1,904)	(2,632)
Total other financial items	2,003	5,876	(7,040)